Taxes - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Aug. 24, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure Of Taxes [line items]
Tax amount in dispute			$ 11,552
Tax Liabilities			608	$ 1,545
Impacts within the statement of income		$ 82
Tax settlement, debts			2,462
Tax settlement amount paid			383
Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses			1,472	$ 2,660
Brazil member
Disclosure Of Taxes [line items]
Statutory corporate tax rates				25.00%
United States [Member] | Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses			1,398	$ 2,370
Spain [Member] | Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses			69	290
Tax settlement programs - PRT [member]
Disclosure Of Taxes [line items]
Tax amount in dispute			502
Tax Liabilities			1
Proceedings from tax settlement			502
Tax loss carry forwards			136
Tax settlement, debts			502
Special tax settlement programs - PERT [member]
Disclosure Of Taxes [line items]
Tax amount in dispute			2,203
Tax Liabilities			607
Impacts within the statement of income				1,839
Legal proceedings tax settlement			1,977
Tax settlement decreased amount	$ 239		125
Tax settlement, debts			1,202		$ 226
Tax settlement, debts paid amount			$ 103
Tax liabilities settlement period			141 months
Tax debts after reliefs and tax effects				1,117
Reversals of deferred income tax assets for unused tax losses				711
Indexation charges				22
Non -tax debts settlement program - PRD [member]
Disclosure Of Taxes [line items]
Tax amount in dispute			$ 340
Impacts within the statement of income				164
Tax settlement, debts			227
Tax settlement amount			340
Tax settlement amount paid			227
Tax settlement amount payable			136
Withholding income taxes [member]
Disclosure Of Taxes [line items]
Tax amount in dispute			8,507
Impacts within the statement of income				$ 351
Tax settlement, debts			531
Tax settlement amount			8,507
Tax settlement amount payable			$ 531
Social Contribution on Net Income (CSLL) [member] | Brazil member
Disclosure Of Taxes [line items]
Statutory corporate tax rates				9.00%
Brazilian federal settlement programs [member]
Disclosure Of Taxes [line items]
Tax amount in dispute				$ 11,552